Transactions with Related Parties - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction
Vessel operating expenses	$ 3,917	$ 4,221	$ 4,466
General and administrative expenses	5,502	5,713	6,236
Administrative and service agreements
Related Party Transaction
General and administrative expenses	1,880	1,688	1,688
Capital Executive and/ or CSM (“Managers”)- Management Agreements
Related Party Transaction
Vessel operating expenses	$ 3,917	$ 4,221	$ 4,466